Shareholders' Equity (Details)					12 Months Ended
	Jan. 29, 2026 shares	Aug. 07, 2025 USD ($) $ / shares shares	May 15, 2025 $ / shares shares	Nov. 15, 2024 $ / shares shares	Jul. 31, 2026 USD ($) $ / shares shares	Jul. 31, 2025 USD ($) $ / shares shares	Jul. 31, 2024 USD ($)	Jul. 31, 2026 JPY (¥) shares	Feb. 09, 2026 shares
Shareholders’ Equity [Line Items]
Number of ordinary shares				1
Percentage of registered capital					50.00%
Underwriting discounts and costs | $		$ 1,355,000
Deferred offering costs | $		1,144,552			$ 9,243,697
Paid amount | $		$ 114,671			114,671	$ 1,134,538
Additional shares expired unexercised		360,000
Appropriation to statutory reserve | $
Percentage of tax profits					10.00%
Cash proceeds | $		$ 10,645,000
Charged to additional paid-in capital | $						22,467
Deferred offering cost | $		1,454,223				1,429,523
Accrued before the IPO | $		$ 309,671
Common stock shares issued not disclosed					true			true
CTW Cayman [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized				500,000,000
Ordinary shares par value (in Dollars per share) | $ / shares				$ 0.0001
Share Restructure [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized			280,000,000
Ordinary shares par value (in Dollars per share) | $ / shares			$ 0.0001
Number of ordinary shares			1
IPO [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares		$ 5
Ordinary shares, shares issued		142,080
Charged to additional paid-in capital | $		$ 2,756,303
Ordinary shares, shares issued		142,080
Statutory reserve
Shareholders’ Equity [Line Items]
Contributed capital to a capital reserve					$ 673,339			¥ 69,500,000
AinekoX [Member]
Shareholders’ Equity [Line Items]
Appropriation to statutory reserve | $					14,964
PRC [Member]
Shareholders’ Equity [Line Items]
Appropriation to statutory reserve | $					$ 1,569,695	1,554,731
Share Incentive Reserve [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized					52,616,000			52,616,000
Options exercised	9,048
Outstanding shares					50,529,048			50,529,048
Shares held in reserve					2,086,952			2,086,952
RSU settlements shares	24,000
Japan, Yen [Member]
Shareholders’ Equity [Line Items]
Paid amount | $		$ 1,144,552
Accrued before the IPO | $		$ 309,671
Japan, Yen [Member] | Statutory reserve
Shareholders’ Equity [Line Items]
Contributed capital to a capital reserve | $					$ 691,380
Japan, Yen [Member] | AinekoX [Member]
Shareholders’ Equity [Line Items]
Contributed capital to a capital reserve | $						$ 676,416
Class A Ordinary Share [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized					200,000,000	200,000,000		200,000,000
Ordinary shares par value (in Dollars per share) | $ / shares					$ 0.0001	$ 0.0001
Ordinary shares, shares issued					52,616,000	48,000,000		52,616,000
Number of vote					one
Outstanding shares					50,529,048	48,000,000		50,529,048
Shares held in reserve					2,086,952			2,086,952
Ordinary shares, shares issued					52,616,000	48,000,000		52,616,000
Class A Ordinary Share [Member] | Share Restructure [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized			200,000,000
Ordinary shares par value (in Dollars per share) | $ / shares			$ 0.0001
Ordinary shares, shares issued			48,000,000
Ordinary shares, shares issued			48,000,000
Class A Ordinary Share [Member] | IPO [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued		2,400,000							96,000
Gross proceeds | $		$ 12,000,000
Ordinary shares, shares issued		2,400,000							96,000
Class A Ordinary Share [Member] | Share Incentive Reserve [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued	2,120,000					48,000,000
Outstanding shares						48,000,000
Ordinary shares, shares issued	2,120,000					48,000,000
Class B Ordinary Share [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized					20,000,000	20,000,000		20,000,000
Ordinary shares par value (in Dollars per share) | $ / shares					$ 0.0001	$ 0.0001
Ordinary shares, shares issued					12,000,000	12,000,000		12,000,000
Outstanding shares					12,000,000	12,000,000		12,000,000
Ordinary shares, shares issued					12,000,000	12,000,000		12,000,000
Class B Ordinary Share [Member] | Share Restructure [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized			19,999,999
Ordinary shares par value (in Dollars per share) | $ / shares			$ 0.0001
Class B Ordinary Share [Member] | Mr. Sasaki. [Member] | Share Restructure [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued			11,999,999
Ordinary shares, shares issued			11,999,999
Class B Ordinary Share [Member] | Share Incentive Reserve [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued						12,000,000
Outstanding shares						12,000,000
Ordinary shares, shares issued						12,000,000
Class B Ordinary Share [Member] | Japan, Yen [Member] | Share Restructure [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued			1
Ordinary shares, shares issued			1